Supplemental Oil and Natural Gas Disclosures (Unaudited) - Schedule of Standardized Measure of Discounted Future Net Cash Flows (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplemental Oil And Natural Gas Disclosures (Unaudited) [Abstract]
Discount to present value at annual rate	10.00%	10.00%	10.00%	10.00%